CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Schedule of cash and cash equivalents and immediately available investments

	2024	2023
Cash	16,245	10,468
Banks and immediately available investments	7,751,568	2,995,177
Cash and cash equivalents	7,767,813	3,005,645

Immediately available investments include investments with maturity of up to 90 days or readily redeemable, that means, those that have immediate liquidity and low risk of fair value variation.

Short-term investments

	2024	2023
Short-term investments	509,030	2,338,097